Commitments and Contingencies (Details Narrative) - USD ($)																																			1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 19, 2019	Oct. 01, 2019	Sep. 30, 2019	Sep. 01, 2019	Aug. 05, 2019	Aug. 02, 2019	Aug. 01, 2019	Jul. 16, 2019	Jul. 02, 2019	Jun. 29, 2019	Jun. 29, 2019	May 24, 2019	May 06, 2019	May 05, 2019	Apr. 15, 2019	Mar. 15, 2019	Mar. 07, 2019	Feb. 28, 2019	Feb. 15, 2019	Jan. 23, 2019	Jan. 18, 2019	Jan. 15, 2019	Dec. 12, 2018	Oct. 26, 2018	Oct. 03, 2018	Sep. 26, 2018	Sep. 26, 2018	Sep. 12, 2018	Jun. 06, 2018	May 25, 2018	May 02, 2018	May 01, 2018	Mar. 27, 2018	Jan. 25, 2015	Jul. 31, 2019	Oct. 26, 2018	May 31, 2018	May 30, 2018	Apr. 30, 2018	Mar. 31, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 04, 2018
Gross proceeds from offering																																											$ 85,576		$ 85,576
Value of issued shares of common stock																																									$ 180,000				180,000	420,000
Stock issued for restricted stock, value
Rent expense																																													59,558
Paid of litigation settlement amount																	$ 32,809
Accounts payable and accrued expenses			$ 2,720,598																																							2,720,598			2,887,380	2,710,193
Taxes on penalties and interest			224,717																																							224,717			$ 297,160	355,692
Limestone Associates LLC [Member]
Rent expense																																														25,748
Loss contingency seeking damages																																														$ 1,357,243
Stratford Road Partners, LLC [Member]
Lease obligation																																															$ 10,000
Litigation settlement amount																																						$ 98,005
Resolute Contractors, Inc [Member]
Litigation settlement amount																																					$ 98,005
Board Compensation Plan [Member]
Number of common stock shares issued					119,046																																							10,000	10,000	5,000
Agreements term description								The board of directors approved a board compensation plan that would compensate the board members for their deferred compensation for 2019, 2018 and 2017. The board members are eligible for cash compensation of $4,500 or $9,000 per year. To be paid as follows: (i) directors serving on the board during 2018 and 2017, will be granted shares is lieu of payment as the letter agreements set forth certain terms pursuant to which the directors will serve as directors of the Company.
Value of issued shares of common stock																																												$ 9,000	$ 9,000	$ 4,500
Cash compensation			$ 125,187																																							125,187
Shares issued price per share					$ 1.00
Board Compensation Plan [Member] | Service as Director [Member]
Number of common stock shares issued for services								10,000
Board Compensation Plan [Member] | Service on Each Committee [Member]
Number of common stock shares issued for services								1,300
Board Compensation Plan [Member] | Service as Chair [Member]
Number of common stock shares issued for services								1,000
Minimum [Member] | Board Compensation Plan [Member]
Cash compensation								$ 4,500
Maximum [Member] | Board Compensation Plan [Member]
Cash compensation								$ 9,000
Employment Agreements [Member]
Gross proceeds from offering																																				$ 3,000,000						$ 5,000,000			$ 5,000,000
Agreements term description																																		The Company entered into an at-will employment agreement with Ferdinand Groenewald for a one-year term that is to commence as of the date the Company successfully receives at least $5,000,000 in gross proceeds from an SEC qualified offering under Offering Statement under Regulation A+ under the Securities Act of 1933, as amended.											The term of these employment agreements are two years and are automatically extended for successive one-year periods unless either party delivers a 60-day notice of termination.
Consulting Agreement [Member]
Number of common stock shares issued			3,500						11,500
Agreement term									1 year																										1 year
Stock issued for restricted stock, shares									290,000																										290,000
Stock issued for restricted stock, value									$ 75,000
Consulting fees												$ 5,000
Number of common stock shares issued for services																																			11,500
Consulting Agreement [Member] | Underwriter [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares																												250,000
Stock issued for restricted stock, value																												$ 140,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member]
Number of common stock shares issued																																										390,000
Stock issued for restricted stock, shares																												250,000
Payment of cash for potential business opportunities and potential acquisition																																										$ 280,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member] | First Milestones [Member]
Stock issued for restricted stock, shares																												70,000
Stock issued for restricted stock, value																												$ 70,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member] | Second Milestones [Member]
Stock issued for restricted stock, shares																												70,000
Stock issued for restricted stock, value																												$ 70,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member] | Upon Completion of Both Contract [Member]
Stock issued for restricted stock, shares																												200,000
Stock issued for restricted stock, value																												$ 150,000
Settlement Agreement [Member]
Rent expense																														$ 55,891
Reimbursement Agreement [Member]
Accounts payable and accrued expenses																					$ 81,140																								$ 81,140
Expense reimbursement description																					The Company shall pay the employee as follows (a) $1,750 upon execution of the agreement, (b) $1,000 a week commencing on January 25, 2019 ending May 24, 2019, (c) a onetime payment of $40,000 on the earlier of March 31, 2019 or when the Company fully received the anticipated funding from the a traunche of the 15% Senior Secured Convertible Notes and (d) a onetime payment of $21,390 on the earlier of May 31, 2019 or when the Company has fully received the anticipated funding from the second traunche of the 15% Senior Secured Convertible Notes. As of September 30, 2019 the full amount has been repaid.
Agreement payment, description																					The Company shall pay the employee as follows (a) $1,750 upon execution of the agreement, (b) $1,000 a month commencing on January 25, 2019 ending May 24, 2019, (c) a onetime payment of $40,000 on the earlier of March 31, 2019 or when the Company fully received the anticipated funding from the a traunch of the 15% Senior Secured Convertible Notes and (d) on the earlier of May 31, 2019 or when the Company has fully received the anticipated funding from the second traunch of the 15% Senior Secured Convertible Notes.
Litigations, Claims and Assessments [Member]
Accounts payable and accrued expenses			$ 30,000																																							30,000
Loss contingency seeking damages																	$ 32,809
Commission's Payment Agreement [Member]
Employee bonus													$ 10,894
Accounts payable and accrued expenses													$ 45,894																																$ 45,894
Agreement payment, description													(a) $10,894 upon execution of the agreement and (b) $7,000 per month for five months starting on May 31, 2019. As of September 30, 2019 the full amount has been repaid.
Michael J. Roper [Member]
Base salary																															$ 250,000	$ 250,000
Number of common stock shares issued																																100,000
Gross proceeds from offering																															3,000,000	$ 3,000,000
Value of issued shares of common stock																															$ 100,000
Michael J. Roper [Member] | Upon One and Two Year Anniversaries [Member]
Stock issued for restricted stock, shares																								100,000
Michael J. Roper [Member] | Employment Agreements [Member]
Base salary																								$ 250,000
Gross proceeds from offering																								$ 3,000,000
Agreement term																								2 years
Employment salary increased upon achieving various milestones by investors																								$ 350,000
Michael J. Roper [Member] | Employment Agreements [Member] | Restricted Stock Units (RSUs) One [Member] | Minimum [Member]
Stock issued for restricted stock, shares																								150,000
Stock issued for restricted stock, value																								$ 3,000,000
Michael J. Roper [Member] | Employment Agreements [Member] | Restricted Stock Units (RSUs) One [Member] | Maximum [Member]
Stock issued for restricted stock, shares																								250,000
Stock issued for restricted stock, value																								$ 5,000,000
Michael J. Roper [Member] | Employment Agreements [Member] | Public Offering [Member]
Number of common stock shares issued										250,000														100,000
Value of issued shares of common stock										$ 3,000,000														$ 3,000,000
Employee bonus																								100,000												100,000
Michael J. Roper [Member] | Employment Agreements [Member] | Public Offering [Member] | Subsequent Event [Member]
Number of common stock shares issued											250,000
Value of issued shares of common stock											$ 3,000,000
Michael J. Roper [Member] | Employment Agreements [Member] | September 2018 Offering [Member]
Employment salary increased upon achieving various milestones by investors																								275,000
Ferdinand Groenewald [Member]
Base salary																											$ 150,000
Number of common stock shares issued																											10,000
Gross proceeds from offering																											$ 3,000,000
Cash bonuses																																														$ 10,000
Ferdinand Groenewald [Member] | Employment Agreements [Member]
Base salary																										$ 25,000
Agreements term description																										Mr. Groenewald will be entitled to a base salary at the annualized rate of $150,000 and will be eligible for a discretionary performance cash bonuses which will include $10,000 upon completion of the audit for the year ended December 31, 2017 and $25,000 and up to 10,000 shares of common stock upon completion of a public offering of not less than $3 million together with listing on a national exchange (the "Public Offering"), which may be increased to 25,000 in the event $5 million is raised.
Agreement term																										2 years
Ferdinand Groenewald [Member] | Employment Agreements [Member] | Public Offering [Member]
Base salary																										$ 175,000
Number of common stock shares issued																										110,000
Value of issued shares of common stock																										$ 3,000,000
Kenneth Miller [Member] | Employment Agreements [Member]
Base salary																										$ 200,000
Agreements term description																										Mr. Miller is eligible for a discretionary performance cash and equity bonuses which will include cash of $50,000 and 75,000 shares of common stock upon completion of the Public Offering, which may be increased to 125,000 shares in the event $5 million is raised.
Cash bonuses																										$ 50,000
Agreement term																										2 years
Kenneth Miller [Member] | Employment Agreements [Member] | Public Offering [Member]
Base salary																										$ 275,000
Number of common stock shares issued																										100,000
Value of issued shares of common stock																										$ 3,000,000
Equity bonuses																										75,000
Kevin Mohan [Member] | Employment Agreement [Member]
Base salary																								156,000
Number of common stock shares issued											250,000
Gross proceeds from offering																								175,000
Value of issued shares of common stock											$ 3,000,000
Employee bonus																								$ 50,000												$ 50,000
Kevin Mohan [Member] | Employment Agreement [Member] | Subsequent Event [Member]
Number of common stock shares issued											250,000
Value of issued shares of common stock											$ 3,000,000
Kevin Mohan [Member] | Employment Agreement [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Stock issued for restricted stock, shares																								100,000
Stock issued for restricted stock, value																								$ 3,000,000
Kevin Mohan [Member] | Employment Agreement [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Stock issued for restricted stock, shares																								200,000
Stock issued for restricted stock, value																								$ 5,000,000
Rodney Silva [Member] | Employment Agreement [Member]
Base salary														$ 150,000
Aimee Infante [Member] | Employment Agreement [Member]
Base salary													$ 125,000
Gross proceeds from offering													3,000,000
Employee bonus													$ 10,000
Cash bonus percentage													25.00%
Aimee Infante [Member] | Employment Agreement [Member] | Maximum [Member]
Stock issued for restricted stock, shares													10,000
Aimee Infante [Member] | Employment Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares													5,000
Stock issued for restricted stock, value													$ 5,000,000
Aimee Infante [Member] | Employment Agreement [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Base salary													$ 150,000
Robert E. Morgan [Member]
Loss contingency seeking damages																																					1,357,243
Robert E. Morgan [Member] | Crownhall Realty, LLC [Member]
Loss contingency seeking damages																																					$ 1,034,087
Mr. Morgan [Member]
Loss contingency seeking damages																									$ 2,391,330
Upfront amount																									25,000
Additional upfront fee																									$ 175,000
Note Holder [Member]
Convertible promissory notes			100,000																														$ 100,000									100,000
Other costs																													$ 171,035				$ 171,035
Debt instrument accrued interest																																										18,045
Note Holder [Member] | Subsequent Event [Member]
Repayment of debt	$ 71,035
Former Landlord [Member]
Loss contingency seeking damages																																							$ 531,594
Original lease term																																							5 years
Paid of litigation settlement amount																$ 6,400		$ 25,000		$ 49,815		$ 531,594
Security deposits																				$ 11,185
Payments for legal settlements, description																Thereafter sixty-nine payments of $6,400 on or before the 15th of each month beginning on March 15, 2019.
Payments of settlement in twelve timely installment payments																																							$ 6,400
Fountain Valley [Member]
Loss contingency seeking damages																							$ 121,000
Paid of litigation settlement amount																			$ 85,000
Fountain Valley [Member] | Settlement Agreement [Member]
Paid of litigation settlement amount															$ 7,000	$ 15,000
Payments for legal settlements, description															Ten monthly installments of $7,000 commencing on April 15, 2019 and continuing monthly on the 15th day of each month though January 15, 2020.
Landlord [Member] | Settlement Agreement [Member]
Sum of lease costs							$ 58,522
Payment for damages on operating leases							$ 32,283
Accounts payable and accrued expenses			$ 10,761																																							$ 10,761
Landlord [Member] | Settlement Agreement [Member] | First Payment [Member]
Payment for damages on operating leases						$ 10,761
Landlord [Member] | Settlement Agreement [Member] | Second Payment [Member]
Payment for damages on operating leases				$ 10,761
Landlord [Member] | Settlement Agreement [Member] | Final Payment [Member] | Subsequent Event [Member]
Payment for damages on operating leases		$ 10,761